Revision of Prior Year Financial Statements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Accounting Changes and Error Corrections [Abstract]
Schedule of Revised Prior Period Balances

The following table sets forth the revised prior period balances reported in the Company’s comparative financial statements as if adjustments had been made:

(in thousands except per share data)	Previously reported	Adjustment	Revised
Balance sheet items at December 31, 2014:
Current liabilities	$1,290	$—	$1,290
Series A warrant liability	—	857	857
Series B warrant liability	17,439	—	17,439
Total liabilities	18,729	857	19,586
Additional paid-in capital	60,636	(1,494)	59,141
Accumulated deficit	(70,975)	637	(70,338)
Total stockholders’ deficit	(10,333)	(857)	(11,190)
Liabilities and stockholders’ deficit	$8,396	$—	$8,396

(in thousands except per share data)	Previously reported	Adjustment	Revised
Statement of operations items for the year ended December 31, 2014
Other income (expense)	$(4,585)	$637	$(3,949)
Net loss	$(13,875)	$637	(13,238)
Basic and diluted net loss per common share	$(10.92)	$0.50	(10.42)

The following table sets forth the revised balances reported in our comparative financial statements as if adjustments had been made:

(in thousands except per share data)	Previously Reported	Adjustment	Revised
Balance sheet items at December 31, 2014:
Current liabilities	$1,290	$—	$1,290
Series A warrant liability	—	857	857
Series B warrant liability	17,439	—	17,439

Total liabilities	18,729	857	19,586
Additional paid-in capital	60,636	(1,494)	59,141
Accumulated deficit	(70,975)	637	(70,338)

Total stockholders’ deficit	(10,333)	(857)	(11,190)

Liabilities and stockholders’ deficit	$8,396	$—	$8,396

Statement of operations items for the year ended December 31, 2014
Other income (expense)	$(4,585)	$637	$(3,949)

Net loss	$(13,875)	$637	$(13,238)

Basic and diluted net loss per common share	$(10.92)	$0.50	$(10.42)